Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2023	December 31, 2022
Credit Facility	13(a)	$317,488	$180,000
Convertible debentures	13(b)	129,750	129,750
Equipment financing	13(c)	220,466	85,931
Mortgage	13(f)	28,429	29,231
Unamortized deferred financing costs	13(g)	(3,514)	(4,371)
		$692,619	$420,541
Less: current portion of long-term debt		(81,306)	(42,089)
		$611,313	$378,452

	Note	December 31, 2023	December 31, 2022
Finance lease obligations	8	$52,851	$41,804
Financing obligations	13(d)	162,266	32,889
Promissory notes	13(e)	5,349	11,238
Equipment financing		$220,466	$85,931

Year ended,	December 31, 2023			December 31, 2022
	Additions	Payments	Change in foreign exchange rates	Additions	Payments
Finance lease obligations	$58,675	$(48,601)	$973	$14,526	$(27,443)
Financing obligations	233,668	(110,306)	6,015	—	(15,056)
Promissory notes	—	(5,889)	—	3,400	(5,372)
	$292,343	$(164,796)	$6,988	$17,926	$(47,871)

	December 31, 2023	December 31, 2022
Cost	$6,336	$6,336
Accumulated amortization	2,822	1,965
	$3,514	$4,371

Schedule of convertible debt
b) Convertible debentures

	December 31, 2023	December 31, 2022
5.50% convertible debentures	$74,750	$74,750
5.00% convertible debentures	55,000	55,000
	$129,750	$129,750
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.50	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$25.60	$2,691